Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Allocated Corporate General and Administrative Expenses	Weyerhaeuser-allocated corporate general and administrative expenses were as follows (in thousands):
	Year Ended December 31,
	2014	2013	2012
Weyerhaeuser-allocated costs	$10,735	$22,884	$20,547